Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22: SUBSEQUENT EVENTS

On January 26, 2018, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2017 of $0.02 per share of common stock which was paid on March 27, 2018 to stockholders of record as of March 22, 2018. The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition's common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program does not require any minimum repurchase or any specific number or amount of shares of common stock and may be suspended or reinstated at any time in Navios Acquisition's discretion and without notice. The Board of Directors will review the program periodically. Repurchases will be subject to restrictions under Navios Acquisition’s credit facilities and indenture. As of March 31, 2018, the Company has repurchased 5,166,544 shares of common stock, for a total cost of approximately $4,242, out of which 5,021,764 shares of common stock have been cancelled.

On March 15, 2018, Navios Acquisition agreed to sell to Navios Midstream the Nave Galactic, a 2009 built VLCC vessel of 297,168 dwt, for a total sale price of $44,500 the delivery of which completed on March 29, 2018. As of March 31, 2018, the estimated loss due to the sale is expected to be approximately $340. In March 2018, Navios Acquisition agreed to extend the charter rate backstop of the Shinyo Kannika to the Nave Galactic.